SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021
Operating lease right-of-use asset	$ 12,943	$ 17,077
Lease liabilities	13,351	17,007
Current lease liability	9,290
Long term lease liability	$ 4,061
Other payables | ASU 2016-02
Current lease liability		8,636
Other long-term liabilities | ASU 2016-02
Long term lease liability		10,930
Adoption of new accounting standard | ASU 2016-02
Operating lease right-of-use asset		19,280
Lease liabilities		$ 19,566